SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

RULE 24f-2 NOTICE
FOR
LEHMAN BROTHERS FUNDS, INC.
(Name of Registrant)

3 World Financial Center
New York, New York 10209

(Address of principal executive offices)

 Daily Income Fund-Select Shares
Daily Income Fund-CDSC Shares
Municipal Income Fund-Select Shares
 Municipal Income Fund-CDSC Shares
Lehman Selected Growth Stock Portfolio-CDSC Shares
(Title of securities with respect to which Notice is filed)

Securities Act File No. 33-62312
Investment Company Act File No. 811-7706

The following information is required pursuant to Rule 24f-2(b)(1):

	(i).	Fiscal year for which Notice is filed:

		August 1, 1994 through July 31, 1995

	(ii).	Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

		None

	(iii).	Number or amount of securities, if any, registered during
such fiscal year other than pursuant to Rule 24f-2:

		None

	(iv).	Amount of securities sold during such fiscal year(excludes shares issued upon reinvestment of dividends):

		(1)	Daily Income Fund-Select Shares
			3,904,923,625 Shares
			$3,904,923,625

		(2)      	Daily Income Fund-CDSC Shares
			74,550 Shares
			$74,550

		(3)	Municipal Income Fund-Select Shares
			1,351,615,104 Shares
			$1,351,615,104

		(4)	Municipal Income Fund-CDSC Shares
			0 Shares
			$0

		(5)	Lehman Selected Growth Stock Portfolio-CDSC Shares
			1,317,908 Shares
			$13,970,294


(v).	Number and amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 (excludes shares issued upon reinvestment of dividends):

		(1)	Daily Income Fund-Select Shares
			3,904,923,625 Shares
			$3,904,923,625

		(2)      	Daily Income Fund-CDSC Shares
			74,550 Shares
			$74,550

		(3)	Municipal Income Fund-Select Shares
			1,351,615,104 Shares
			$1,351,615,104

		(4)	Municipal Income Fund-CDSC Shares
			0 Shares
			$0

		(5)	Lehman Selected Growth Stock Portfolio-CDSC Shares
			1,317,908 Shares
			$13,970,294

An opinion of counsel with respect to the legality of the above shares accompanies this Notice.


DATED:	September 29, 1995


			LEHMAN BROTHERS FUNDS, INC.



			By:/S/ Michael Kardok
			     Michael Kardok
			     Treasurer



	(1) The aggregate sales price for which such securities were sold was $3,904,923,625 During the fiscal year ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $4,053,366,317. No portion of such redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $3,904,923,625 - $4,053,366,317 =
($148,442,692) / 2900 = ($51,187).

	(2) The aggregate sales price for which such securities were sold was $74,550. During the fiscal year ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $52,333. No portion of such redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $74,550 - $52,333 =
$22,217 / 2900 = $7.66.

	(3) The aggregate sales price for which such securities were sold was $1,351,615,104. During the fiscal year ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $1,327,648,068. No portion of such redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $1,351,615,104 - $1,327,648,068 = $23,967,036 /
2900 = $8,264.50.

	(4) The aggregate sales price for which such securities were sold was $0. During the fiscal year ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $9,865. No portion of such redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $0 - $9,865 = ($9,865) / 2900 = ($3.40).

	(5) The aggregate sales price for which such securities were sold was $13,970,294. During the fiscal year ended July 31, 1995 the actual aggregate redemption price of securities of the same class redeemed by the Registrant was $12,263,903. No portion of such redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows: $13,970,294 - $12,263,903 = $1,706,391 / 2900 = $588.41


TOTAL:	Pursuant to Rule 24f-2(c), the aggregate registration fee with respect to the securities sold is calculated as follows: $5,270,583,573 - $5,393,340,486 = ($122,756,913) / 2900 =($42,329.97). Therefore, no
registration fee is required.










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lehman/retail/filings/24f295.doc